Accounts Receivable and Other Current Assets - Narrative (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CAD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets held for sale	CAD 0	CAD 38
UNS Energy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets held for sale			$ 21	CAD 29
Interest for sale (percentage)		17.05%
Walden Hydroelectric Power Plant Assets | NON-REGULATED
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets held for sale		CAD 9